SUPPLEMENTAL BALANCE SHEET DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Change in Allowance for Doubtful Accounts
The change in the allowance for doubtful accounts were as follows:

(In thousands)	Six months ended June 30, 2025	Year ended December 31, 2024
Balance at beginning of period	$108	$1,552
Provision (recovery) for credit losses	22	(996)
Write-off of uncollectible accounts, net	(31)	(448)
Balance at end of period	$99	$108

Schedule of Inventory	The components of inventories were as follows:

(In thousands)	As of June 30, 2025	As of December 31, 2024
Work in process	$11,375	$8,354
Finished goods	47,773	44,750
Total inventories	$59,148	$53,104

Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

(In thousands)	As of June 30, 2025	As of December 31, 2024
Computer hardware, software and equipment	$759	$742
Furniture and fixture	11,699	9,848
Machinery and equipment	603	598
Internally developed software	2,135	1,739
Construction in process	296	—
Leasehold improvements	2,104	2,100
Total property and equipment	$17,596	$15,027
Less accumulated depreciation	(10,881)	(9,196)
Property and equipment, net	$6,715	$5,831

Schedule of Other Current Liabilities
The major components of other current liabilities consisted of the following:

(In thousands)	As of June 30, 2025	As of December 31, 2024
Accrued salaries and related expenses	$4,302	$9,155
Accrued sales returns and damages	5,736	2,723
Accrued interest	945	1,424
Accrued professional services	3,134	3,832
Income taxes payable	2,467	408
Other	2,228	2,018
Total	$18,812	$19,560